Tax charge - Income statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Tax charge attributable to shareholders:
Current tax attributable to shareholders	£ (288)
Deferred tax attributable to shareholders	(618)
Tax charge attributable to shareholders' returns	(906)	£ (354)	£ (569)
Tax charge attributable to policyholders:
Current tax to attributable policyholders	(408)
Deferred tax attributable to policyholders	(266)
Tax charge attributable to policyholders' returns	(674)	(937)	(173)
Total current tax charge	(696)	(1,377)	(734)
Total deferred tax (charge) credit	(884)	86	(8)
Total tax charge	(1,580)	(1,291)	(742)
Profit before tax attributable to policyholders	674
Operating segments
Tax charge attributable to policyholders:
Tax charge attributable to policyholders' returns	(674)	(937)	(173)
Operating segments | Asia
Tax charge attributable to shareholders:
Current tax attributable to shareholders	(164)
Deferred tax attributable to shareholders	(89)
Tax charge attributable to shareholders' returns	(253)	(256)	(179)
Tax charge attributable to policyholders:
Current tax to attributable policyholders	(92)
Deferred tax attributable to policyholders	(157)
Tax charge attributable to policyholders' returns	(250)	(155)	(69)
Operating segments | US
Tax charge attributable to shareholders:
Current tax attributable to shareholders	56
Deferred tax attributable to shareholders	(564)
Tax charge attributable to shareholders' returns	(508)	66	(240)
US tax reform
Deferred tax charge on remeasurement of net deferred tax assets, attributable to shareholders' returns	445
Credit following remeasurement of deferred tax liabilities, attributable to policyholders	92
Remeasurement of deferred tax liabilities subject to US taxation	1,368
Operating segments | UK and Europe
Tax charge attributable to shareholders:
Current tax attributable to shareholders	(302)
Deferred tax attributable to shareholders	35
Tax charge attributable to shareholders' returns	(267)	(275)	(287)
Tax charge attributable to policyholders:
Current tax to attributable policyholders	(316)
Deferred tax attributable to policyholders	(109)
Tax charge attributable to policyholders' returns	(424)	(782)	(104)
Unallocated to a segment (other operations)
Tax charge attributable to shareholders:
Current tax attributable to shareholders	122
Tax charge attributable to shareholders' returns	£ 122	£ 111	£ 137